UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.       Name and address of issuer:

         NATIONAL VARIABLE ANNUITY ACCOUNT II
         ONE NATIONAL LIFE DRIVE
         MONTPELIER, VT  05604



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2.       The name of each series or class of  securities  for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                    SENTINEL ADVANTAGE VARIABLE ANNUITY
         [ ]
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3.       Investment Company Act File Number:  811-08015


         Securities Act File Number:   333-19583


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4(a). Last day of fiscal year for which this Form is filed:

                         12/31/2003
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4(b).    ___Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
                              N/A
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4(c).    ___  Check box if this is the last time the issuer will be filing this
         Form.

                              N/A
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


5. Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):               $45,087,427.56
                                                                 --------------
     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                  $26,533,922.19
                                                                 --------------
     (iii)  Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                          $   N/A
                                                                    -----------

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii)]:                             $26,533,922.19
                                                                 --------------
     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                $18,553,505.37
-------------------------------------------------------------------------------

     (vi)   Redemption credits available for use in future years
            --If Item 5(i) is less than Item  5(iv)
            [subtract  Item 5(iv) from item 5(i)]: ($         )


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     (vii)  Multiplier  for  determining  registration  fee (See    x .0001267
            Instruction C.9):                                        ---------

     (viii) Registration  fee due  [multiply  Item 5(v) by Item     =$2,350.73
            5(vii)] (enter "0" if no fee is due):                    ==========

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                                    $   N/A
                                                                    -----------

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                     +$  N/A
                                                                      ---------


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8.       Total of the amount of the  registration  fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                    =$2,350.73
                                                                     ==========
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9.       Date the  registration  fee and any  interest  payment
         was sent to the Commission's lockbox depository:

                  Method of delivery:

                           [X]  Wire Transfer ($2,350.73)
                           ___  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated:

By (Signature and Title)*

                              National Variable Annuity Account II
                             --------------------------------------
                              by: National Life Insurance Company
                              by
                             --------------------------------------
                                Gregory  H. Doremus
                                Senior Vice President
                             --------------------------------------

Date:      March 25, 2004
          ------------------

  *Please print the name and title of the signing officer below the signature.